Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended
	Jan. 31, 2022	Jan. 27, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Clockwise U.S. Core Equity ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,680	$ 10,000	$ 10,128	$ 10,316	$ 8,656	$ 7,756	$ 6,872	$ 7,796	$ 7,652	$ 6,852	$ 6,800	$ 6,940	$ 6,436	$ 7,212	$ 7,312	$ 7,796	$ 7,692	$ 8,476	$ 9,076	$ 9,440	$ 9,200	$ 8,812	$ 8,572	$ 9,612	$ 10,157	$ 10,524	$ 11,887	$ 12,380	$ 12,008	$ 12,728	$ 13,097	$ 12,748	$ 12,953	$ 13,317	$ 13,203	$ 14,783	$ 13,879	$ 14,665	$ 14,123	$ 12,635	$ 12,633	$ 13,316	$ 14,164	$ 14,078	$ 14,462	$ 14,961	$ 15,252	$ 15,228	$ 15,210	$ 15,213	$ 14,884	$ 14,045	$ 15,784	$ 16,800	$ 16,393	$ 16,238	$ 16,478
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,438	$ 10,000	$ 10,126	$ 10,502	$ 9,586	$ 9,604	$ 8,811	$ 9,623	$ 9,231	$ 8,381	$ 9,059	$ 9,565	$ 9,014	$ 9,581	$ 9,347	$ 9,690	$ 9,841	$ 9,884	$ 10,537	$ 10,876	$ 10,703	$ 10,192	$ 9,978	$ 10,889	$ 11,384	$ 11,575	$ 12,193	$ 12,586	$ 12,072	$ 12,670	$ 13,125	$ 13,285	$ 13,607	$ 13,897	$ 13,771	$ 14,580	$ 14,232	$ 14,629	$ 14,438	$ 13,624	$ 13,532	$ 14,384	$ 15,115	$ 15,454	$ 15,768	$ 16,343	$ 16,726	$ 16,767	$ 16,777	$ 17,020	$ 16,891	$ 16,050	$ 17,734	$ 18,667	$ 18,489	$ 18,478	$ 18,981